Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2017
Intangible Assets, Net [Abstract]
Intangible Assets Net (Excluding Goodwill) [Table Text Block]
	2017	2016
Software copyright	$1,794,981	$1,681,890
Patent and others	3,191,300	2,990,234
Total intangible assets	$4,986,281	4,672,124

Less: Accumulated amortization	(1,287,712)	(862,275)
Intangible assets, net	$3,698,569	$3,809,849

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]	For the years ended:
2018	$365,340
2019	365,340
2020	365,340
2021	365,340
2022	365,340
2023 and thereafter	1,871,869
$3,698,569